Trade and other receivables (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 985,951	$ 1,032,522
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 125,668	$ 59,757